FAIR VALUE MEASUREMENTS (Tables)	9 Months Ended
Sep. 30, 2012
Fair Value Disclosures [Abstract]
Financial liabilities measured and recorded at fair value
	Total	Level 1	Level 2	Level 3
Embedded conversion derivative liabilities	$1,520,394	$-	$-	$1,520,394

The following table reconciles, for the nine months ended September 30, 2012, the beginning and ending balances for financial instruments that are recognized at fair value in the consolidated financial statements:

Balance of embedded conversion derivative liability, December 31, 2011	$-
Fair value of embedded conversion derivative liabilities at issuance	1,192,127
Loss at issuance	161,100
Loss on fair value adjustments to embedded conversion derivative liabilities	167,167
Balance of embedded conversion derivative liabilities, September 30, 2012	$1,520,394